Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill

5. Intangible Assets and Goodwill

The changes in the carrying amount of franchise assets and goodwill for the years ended December 31, 2011 and 2010 were as follows:

(In thousands)	Franchise Agreements	Gross Goodwill	Accumulated Impairment	Net Goodwill
Balance, December 31, 2009	$64,835	$1,266,207	$(796,725)	$469,482

Reductions from dispositions	—	(3,767)	—	(3,767)
Reclassification from assets held for sale, net	—	2,801	—	2,801

Balance, December 31, 2010	$64,835	$1,265,241	$(796,725)	$468,516

Reductions from dispositions	—	(51)	—	(51)

Balance, December 31, 2011	$64,835	$1,265,190	$(796,725)	$468,465

Pursuant to applicable accounting pronouncements, Sonic tests goodwill for impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. If Sonic determines that the amount of its goodwill is impaired at any point in time, Sonic is required to reduce goodwill on its balance sheet. In completing step one of the impairment analyses, Sonic uses a discounted cash flow model in order to estimate its reporting unit’s fair value. The result from this model is then analyzed to determine if an indicator of impairment exists.

Management has determined that the first and second steps of the goodwill impairment test are not necessary as of December 31, 2011 as management does not believe it is more likely than not that the book value (carrying value, including goodwill) of Sonic exceeds its fair value. See the discussion under the heading “Goodwill” in Note 1, “Description of Business and Summary of Significant Accounting Policies,” for further information about management’s assessment. As a result of Sonic’s impairment testing for the years ended December 31, 2011 and 2010, no goodwill impairment was required. For the year ended December 31, 2009, Sonic recorded goodwill impairment charges of approximately $2.7 million based on the determination that a portion of the goodwill was not recoverable based on estimated proceeds while dealership operations were held for sale. Of the $2.7 million impairment charge in the year ended December 31, 2009, approximately $0.7 million is included in impairment charges and approximately $2.0 million is included in income (loss) from operations and the sale of dealerships in the Consolidated Statements of Income.

There were no franchise asset impairment charges in the years ended December 31, 2011 and December 31, 2010. Franchise asset impairment charges of $4.3 million were recorded within continuing operations in the year ended December 31, 2009 and are included in impairment charges in the Consolidated Statements of Income. These impairment charges were recorded based on management’s conclusion that the recorded values would not be recoverable either through operating cash flows or through the eventual sale of the dealerships associated with the franchise assets. Approximately $2.1 million of the impairment charges recorded during the year ended December 31, 2009 relate to franchise agreements that were terminated based on notifications from General Motors.

Definite life intangible assets consist of the following:

	December 31,
(In thousands)	2011	2010
Lease agreements	$19,918	$21,987
Less accumulated amortization	(8,477)	(7,673)

Definite life intangibles, net	$11,441	$14,314

Franchise assets and definite life intangible assets are classified as other intangible assets, net, on the accompanying Consolidated Balance Sheets.

Amortization expense for definite life intangible assets was approximately $1.5 million recorded in continuing operations and approximately $0.2 million in discontinued operations for each of the years ended December 31, 2011, 2010 and 2009. The weighted-average amortization period for lease agreements and definite life intangible assets is 15 years.

Future amortization expense is as follows:

(In thousands)
Year Ending December 31,
2012	$1,555
2013	1,555
2014	1,189
2015	823
2016	823
Thereafter	5,496

Total	$11,441